UNITED STATES
                         SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.  20549

                                      FORM 13F

                                 FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [   ];  Amendment Number:
This Amendment (Check only one.):       [   ] is a restatement.
                                        [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Quaker Capital Management Corporation
Address:        601 Technology Drive, Suite 310
                Canonsburg, PA 15317

13F File Number:     028-03862

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Andrew I. Clark
Title:          Chief Compliance Officer
Phone:          412-281-1948

Signature, Place, and Date of Signing:

   /s/  Andrew I. Clark       Canonsburg, Pennsylvania        February 14, 2011

Report Type (Check only one.):

[X  ]           13F HOLDINGS REPORT

[   ]           13F NOTICE

[   ]           13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:         NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.
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                                       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:         63

Form 13F Information Table Value Total:         $741,280,117

List of Other Included Managers:

NONE
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
       Name of Issuer        Class  CUSIP        Value ($)   Shares     InvDscn  Oth  VoteSole  VoteShd.

3M Company                   Com    88579Y101     6,440,742     74,632  Sole                 0    74,632
Altisource Portfolio  Soluti Com    L0175J104     7,142,244    248,772  Sole             2,500   246,272
American Eagle Outfitters    Com    02553E106     3,499,364    239,191  Sole                 0   239,191
American Express Company     Com    025816109     7,059,481    164,480  Sole                 0   164,480
AOL Inc.                     Com    00184X105     6,137,191    258,844  Sole             6,475   252,369
AON Corp.                    Com    037389103     9,184,470    199,619  Sole            12,525   187,094
Artio Global Investors Inc.  Com    04315B107     8,369,888    567,450  Sole           567,450         0
Bank of New York Mellon Corp Com    064058100    27,427,399    908,192  Sole           687,100   221,092
Barrick Gold Corp.           Com    067901108    10,704,336    201,285  Sole                 0   201,285
BP Amoco PLC                 Com    0556222104      413,917      9,371  Sole             7,900     1,471
Broadridge Financial Solutio Com    11133T103    10,120,366    461,485  Sole           200,700   260,785
Chevron Corp.                Com    166764100     7,782,165     85,284  Sole             1,250    84,034
Cisco Systems                Com    17275R102    30,320,036  1,498,766  Sole           977,875   520,891
Clearwire Corp.              Com    18538Q105    11,391,800  2,212,000  Sole         1,369,000   843,000
Cogent Communications Group  Com    19239V302     5,738,012    405,800  Sole           405,800         0
Corning Inc.                 Com    219350105    41,396,771  2,142,690  Sole         1,635,500   507,190
Covanta Holding Corp.        Com    22282E102     9,767,479    568,207  Sole           321,525   246,682
DDI Corp.                    Com    233162502     4,186,560    356,000  Sole           356,000         0
DirecTV Class A              Com    25490A101    11,970,016    299,775  Sole                 0   299,775
Dish Network Corp.           Com    25470M109    32,732,996  1,664,954  Sole         1,242,775   422,179
Domtar Inc.                  Com    257559203    41,690,176    549,133  Sole           362,650   186,483
Dragonwave Inc.              Com    26144M103     4,202,276    497,900  Sole           497,900         0
Dress Barn Inc.              Com    261570105     3,691,799    139,735  Sole                 0   139,735
Ebay Inc.                    Com    278642103    34,202,792  1,228,990  Sole           655,825   573,165
Fairchild Semiconductor      Com    303726103    64,485,347  4,131,028  Sole         2,924,575 1,206,453
Ferro Corp.                  Com    315405100       175,680     12,000  Sole             7,500     4,500
FiberTower Corp.             Com    31567R209       216,158     51,706  Sole                 0    51,706
First Marblehead Corp.       Com    320771108       325,522    150,010  Sole                 0   150,010
Gilead Science Inc.          Com    375558103    18,547,162    511,787  Sole           261,175   250,612
Goldman Sachs                Com    38141G104     7,308,570     43,462  Sole                 0    43,462
Google Inc.                  Com    38259P508    16,726,194     28,160  Sole            28,160         0
H & R Block Inc.             Com    093671105     3,655,894    306,960  Sole                 0   306,960
Intel Corp.                  Com    458140100    10,753,207    511,327  Sole           192,200   319,127
JP Morgan Chase & Co.        Com    46625H100    57,097,826  1,346,012  Sole           958,800   387,212
Knoll Inc                    Com    498904200     6,573,786    392,934  Sole                 0   392,934
Knology Inc.                 Com    499183804     8,967,009    573,705  Sole                 0   573,705
Lakes Entertainment Inc.     Com    51206P109        82,935     29,100  Sole            29,100         0
Liberty Media Corp. Liberty  Com    53071M708     1,933,903     29,090  Sole                 0    29,090
Mastercard Inc.              Com    57636Q104    18,083,212     80,689  Sole            52,600    28,089
Matrixx Initiatives Inc.     Com    57685L105        92,637     10,950  Sole            10,950         0
Merck & Co.                  Com    58933Y105     7,085,500    196,601  Sole                 0   196,601
Microsoft Corp.              Com    594918104     7,244,362    259,562  Sole            16,700   242,862
Municipal Mtg & Eqty         Com    62624B101        59,771    502,275  Sole                 0   502,275
Newell Rubbermaid Inc.       Com    651229106    11,662,106    641,480  Sole           265,700   375,780
Nokia Corp.                  Com    654902204     3,207,848    310,838  Sole                 0   310,838
Omnicare Inc.                Com    681904108       445,594     17,550  Sole            13,250     4,300
Performance Technologies Inc Com    71376K102     2,614,349  1,594,115  Sole         1,594,115         0
PNC Financial Services Group Com    693475105    44,049,568    725,454  Sole           541,825   183,629
PNC Financial Warrants       Com    693475121       176,046     12,200  Sole            12,200         0
Spartech Corp.               Com    847220209     8,477,352    905,700  Sole           901,300     4,400
Spectrum Control             Com    847615101     1,367,463     91,225  Sole                 0    91,225
Sprint Nextel                Com    852061100    28,764,366  6,800,086  Sole         4,992,600 1,807,486
Time Warner Cable Inc.       Com    88732J207     3,929,511     59,511  Sole                 0    59,511
Time Warner Inc.             Com    887317303    20,042,230    623,010  Sole           307,725   315,285
Tollgrade Communications     Com    889542106       428,903     46,218  Sole                 0    46,218
Trimeris Inc.                Com    896263100        26,814     10,900  Sole            10,900         0
US Bancorp                   Com    902973304    22,105,501    819,633  Sole           383,600   436,033
Wal-Mart Stores              Com    931142103     5,872,739    108,896  Sole               975   107,921
Walt Disney Co.              Com    254687106     5,312,353    141,625  Sole                 0   141,625
Washington Post Co.          Com    939640108     7,867,050     17,900  Sole            17,900         0
Wells Fargo & Co             Com    949746101       210,732      6,800  Sole                 0     6,800
Winn-Dixie Stores            Com    974280307     5,361,493    746,726  Sole           637,581   109,145
WSFS Financial               Com    929328102     4,371,148     92,141  Sole                 0    92,141

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